Equity-Based Compensation	12 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
NOTE 14. EQUITY-BASED COMPENSATION
Employees, Directors and other service providers of the Company (“participants”) are eligible to participate in the News Corporation 2013 Long-Term Incentive Plan (as amended and restated, the “2013 LTIP”), which provides for equity-based compensation including performance stock units (“PSUs”), restricted stock units (“RSUs”) and other types of awards. The Company has the ability to award up to 50 million shares of Class A Common Stock under the terms of the 2013 LTIP. All shares of Class A Common Stock reserved for cancelled or forfeited equity-based compensation awards under the 2013 LTIP become available for future grants.
The following table summarizes the Company’s equity-based compensation expense reported in the Statements of Operations:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Total equity compensation expense	$91	$87	$57
As of June 30, 2024, the total compensation cost not yet recognized for all unvested awards held by participants was approximately $66 million and is expected to be recognized over a weighted average period of between one and two years. The total intrinsic value of all outstanding awards was approximately $233 million as of June 30, 2024.
The tax benefit recognized on PSUs and RSUs for participants that vested during the applicable fiscal year was $14 million, $11 million and $25 million for the fiscal years ended June 30, 2024, 2023 and 2022, respectively.
Summary of Incentive Plans
The fair value of equity-based compensation granted under the 2013 LTIP is calculated according to the type of award issued. Cash-settled awards are marked-to-market at the end of each reporting period.
Performance Stock Units
PSU grants entitle the holder to shares of the Company’s Class A Common Stock or the cash equivalent value of such shares based on the achievement of pre-established performance metrics over the applicable performance period. The fair value of PSUs is determined on the date of grant and expensed using a straight-line method over the applicable vesting period. The expense is adjusted to reflect the number of shares expected to vest based on management’s determination of the probable achievement of the pre-established performance metrics, except no adjustments are made for awards settled in Class A Common Stock that contain a market condition (total stockholder return) based on changes in that market condition. The Company records a cumulative adjustment in periods in which its estimate of the number of shares expected to vest changes. Additionally, the Company ultimately adjusts the expense recognized to reflect the actual vested shares following the final determination of the achievement of the performance conditions. Any person who holds PSUs shall have no ownership interest in the shares or cash to which such PSUs relate unless and until the shares or cash are delivered to the holder. Each PSU is entitled to receive dividend equivalents for each regular cash dividend on the Class A Common Stock paid by the Company during the award period, subject to the same terms and conditions as apply to the underlying award.
During fiscal 2024, 2023 and 2022, certain participants in the 2013 LTIP received grants of PSUs which have a three-year performance measurement period. The number of shares that will be issued upon vesting of these PSUs can range from 0% to 200% of the target award, subject to three-year performance conditions based on a combination of cumulative business-unit-specific revenue, EBITDA (as defined in Note 10—Borrowings) and free cash flow, or the Company’s cumulative earnings per share, cumulative free cash flow and three-year total stockholder return relative to the individual companies that comprise the Standard and Poor’s 1500 Media Index.
The following table summarizes information related to grants of PSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Class A Common Stock-settled PSUs granted	0.7	0.8	0.6
Cash-settled PSUs(a) granted	0.5	0.5	0.4
Total PSUs granted	1.2	1.3	1.0
(a)Granted to executive Directors and to employees in certain foreign locations and settled in cash, assuming performance conditions are met.
The following table summarizes information related to vests of PSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024		2023		2022
	Shares	Settlement Value(a)	Shares	Settlement Value(a)	Shares	Settlement Value(a)
	(in millions)
Class A Common Stock-settled PSUs vested	1.3	$28	1.5	$27	2.0	$42
Cash-settled PSUs vested	1.1	24	1.2	24	1.0	24
Total PSUs vested	2.4	$52	2.7	$51	3.0	$66
(a)Settlement value represents cash paid (for cash-settled PSUs) or the fair value of PSU awards at the time of vesting (for stock-settled PSUs) and does not include statutory tax withholdings.
Restricted Stock Units
RSU grants entitle the holder to shares of the Company’s Class A Common Stock or the cash equivalent value of such shares. The fair value of RSUs is based upon the fair market value of the shares underlying the awards on the grant date and expensed using a straight-line method over the applicable vesting period. Any person who holds RSUs shall have no ownership interest in the shares or cash to which such RSUs relate unless and until the shares or cash are delivered to the holder. Each RSU is entitled to receive dividend equivalents for each regular cash dividend on the Class A Common Stock paid by the Company during the award period, subject to the same terms and conditions as apply to the underlying award.
During fiscal 2024, 2023 and 2022, certain participants in the 2013 LTIP received grants of time-vested RSUs. Vesting of the awards is subject to the participants’ continued service with the Company through the applicable vesting date. These RSUs have graded vesting primarily over three years.
The following table summarizes information related to grants of RSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Class A Common Stock-settled RSUs granted	2.6	3.4	2.4
Cash-settled RSUs(a) granted	0.5	0.6	0.4
Total RSUs granted	3.1	4.0	2.8
(a)Granted to executive Directors and to employees in certain foreign locations.
The following table summarizes information related to vests of RSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024		2023		2022
	Shares	Settlement Value(a)	Shares	Settlement Value(a)	Shares	Settlement Value(a)
	(in millions)
Class A Common Stock-settled RSUs vested	2.3	$50	2.0	$39	1.6	$41
Cash-settled RSUs vested	0.5	11	0.6	10	0.4	9
Total RSUs vested	2.8	$61	2.6	$49	2.0	$50
(a)Settlement value represents cash paid (for cash-settled RSUs) or the fair value of RSU awards at the time of vesting (for stock-settled RSUs) and does not include statutory tax withholdings.
The following table summarizes the activity related to the target PSUs and RSUs granted to participants that will be settled in shares of the Company (PSUs and RSUs in thousands):

	Fiscal 2024		Fiscal 2023		Fiscal 2022
	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value
PSUs and RSUs
Unvested units at beginning of the year	6,764	$19.40	6,297	$18.65	7,022	$14.61
Granted(a)	3,885	20.66	4,665	18.13	3,475	21.96
Vested	(3,632)	18.31	(3,487)	16.32	(3,526)	13.56
Cancelled(b)	(761)	20.12	(711)	19.59	(674)	19.12
Unvested units at the end of the year	6,256	$20.73	6,764	$19.40	6,297	$18.65
(a)For fiscal 2024, includes 0.7 million target PSUs and 2.6 million RSUs granted and a payout adjustment of 0.6 million PSUs due to the actual performance level achieved for PSUs granted in fiscal 2021 that vested during fiscal 2024.
For fiscal 2023, includes 0.8 million target PSUs and 3.4 million RSUs granted and a payout adjustment of 0.5 million PSUs due to the actual performance level achieved for PSUs granted in fiscal 2020 that vested during fiscal 2023.
For fiscal 2022, includes 0.6 million target PSUs and 2.4 million RSUs granted and a payout adjustment of 0.5 million PSUs due to the actual performance level achieved for PSUs granted in fiscal 2019 that vested during fiscal 2022.
(b)For fiscal 2024, includes 0.1 million of target PSUs and 0.7 million RSUs cancelled.
For fiscal 2023, includes 0.1 million of target PSUs and 0.6 million RSUs cancelled.
For fiscal 2022, includes 0.2 million of target PSUs and 0.5 million RSUs cancelled.